Supplemental pension plans (Details 4) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
Retirement Benefits
Maturity profile of the present value of the obligations of the benefit plans defined
Weighted average duration (years)	11.05
2020	R$ 210,932
2021	216,848
2022	222,420
2023	227,727
2024	232,967
After 2025	R$ 1,227,661
Other post-employment benefits
Maturity profile of the present value of the obligations of the benefit plans defined
Weighted average duration (years)	13.45
2020	R$ 39,752
2021	41,258
2022	44,650
2023	48,128
2024	51,921
After 2025	R$ 314,796